Accounting for Derivative Instruments and Hedging Activities	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Accounting for Derivative Instruments and Hedging Activities Disclosure [Abstract]
Accounting for Derivative Instruments and Hedging Activities
Accounting for Derivative Instruments and Hedging Activities
This footnote should be read in conjunction with the complete description under Note 7, Accounting for Derivative Instruments and Hedging Activities, to the Company's audited consolidated financial statements included in the Company's 2015 Form 10-K.
Energy-Related Commodities
As of March 31, 2016, the Company had forward contracts for the purchase of fuel commodities relating to the forecasted usage of the Company’s district energy centers extending through 2018. At March 31, 2016, these contracts were not designated as cash flow or fair value hedges.

Interest Rate Swaps
As of March 31, 2016, the Company had interest rate derivative instruments on non-recourse debt extending through 2031, most of which are designated as cash flow hedges.
Volumetric Underlying Derivative Transactions
The following table summarizes the net notional volume buy/(sell) of the Company's open derivative transactions broken out by commodity as of March 31, 2016 and December 31, 2015.

		Total Volume
		March 31, 2016	December 31, 2015
Commodity	Units	(In millions)
Natural Gas	MMBtu	3	4
Interest	Dollars	$1,952	$1,991

Fair Value of Derivative Instruments
There were no derivative asset positions on the balance sheet as of March 31, 2016, and December 31, 2015. The following table summarizes the fair value within the derivative instrument valuation on the balance sheet:

	Fair Value
	Derivative Liabilities
	March 31, 2016	December 31, 2015
	(In millions)
Derivatives Designated as Cash Flow Hedges:
Interest rate contracts current	$33	$34
Interest rate contracts long-term	98	56
Total Derivatives Designated as Cash Flow Hedges	131	90
Derivatives Not Designated as Cash Flow Hedges:
Interest rate contracts current	3	3
Interest rate contracts long-term	12	5
Commodity contracts current	2	2
Total Derivatives Not Designated as Cash Flow Hedges	17	10
Total Derivatives	$148	$100

The Company has elected to present derivative assets and liabilities on the balance sheet on a trade-by-trade basis and does not offset amounts at the counterparty master agreement level. As of March 31, 2016, and December 31, 2015, there were no offsetting amounts at the counterparty master agreement level or outstanding collateral paid or received.

Accumulated Other Comprehensive Loss
The following table summarizes the effects on the Company’s accumulated OCL balance attributable to interest rate swaps designated as cash flow hedge derivatives, net of tax:

	Three months ended March 31,
	2016	2015
	(In millions)
Accumulated OCL beginning balance	$(83)	$(76)
Reclassified from accumulated OCL to income due to realization of previously deferred amounts	3	3
Mark-to-market of cash flow hedge accounting contracts	(44)	(23)
Accumulated OCL ending balance, net of income tax benefit of $25 and $14, respectively	$(124)	$(96)
Accumulated OCL attributable to noncontrolling interests	(80)	(73)
Accumulated OCL attributable to NRG Yield, Inc.	$(44)	$(23)
Losses expected to be realized from OCL during the next 12 months, net of income tax benefit of $4	$17

Amounts reclassified from accumulated OCL into income and amounts recognized in income from the ineffective portion of cash flow hedges are recorded to interest expense. There was no ineffectiveness for the three months ended March 31, 2016, and 2015.
Impact of Derivative Instruments on the Statements of Operations
The Company has interest rate derivative instruments that are not designated as cash flow hedges. The effect of interest rate hedges is recorded to interest expense. For the three months ended March 31, 2016, and 2015, the impact to the consolidated statements of operations was a loss of $7 million and $12 million, respectively.

A portion of the Company’s derivative commodity contracts relates to its Thermal Business for the purchase of fuel commodities based on the forecasted usage of the thermal district energy centers. Realized gains and losses on these contracts are reflected in the fuel costs that are permitted to be billed to customers through the related customer contracts or tariffs and, accordingly, no gains or losses are reflected in the consolidated statements of operations for these contracts.
Commodity contracts also hedged the forecasted sale of power for Alta X and Alta XI in 2015 until the start of the PPAs on January 1, 2016. The effect of these commodity hedges was recorded to operating revenues. For the three months ended March 31, 2015, the impact to the consolidated statements of operations was an unrealized gain of $7 million.
See Note 6, Fair Value of Financial Instruments, for a discussion regarding concentration of credit risk.

Accounting for Derivative Instruments and Hedging Activities
This footnote should be read in conjunction with the complete description under Note 7, Accounting for Derivative Instruments and Hedging Activities, to the Company's audited consolidated financial statements included in the Company's 2015 Form 10-K.
Energy-Related Commodities
As of June 30, 2016, the Company had forward contracts for the purchase of fuel commodities relating to the forecasted usage of the Company’s district energy centers extending through 2018. At June 30, 2016, these contracts were not designated as cash flow or fair value hedges.

Interest Rate Swaps
As of June 30, 2016, the Company had interest rate derivative instruments on non-recourse debt extending through 2031, most of which are designated as cash flow hedges.
Volumetric Underlying Derivative Transactions
The following table summarizes the net notional volume buy/(sell) of the Company's open derivative transactions broken out by commodity as of June 30, 2016, and December 31, 2015.

		Total Volume
		June 30, 2016	December 31, 2015
Commodity	Units	(In millions)
Natural Gas	MMBtu	4	4
Interest	Dollars	$1,932	$1,991

Fair Value of Derivative Instruments
There were no derivative asset positions on the balance sheet as of December 31, 2015. The following table summarizes the fair value within the derivative instrument valuation on the balance sheet:

	Fair Value
	Derivative Assets	Derivative Liabilities
	June 30, 2016	June 30, 2016	December 31, 2015
	(In millions)
Derivatives Designated as Cash Flow Hedges:
Interest rate contracts current	$—	$34	$34
Interest rate contracts long-term	—	108	56
Total Derivatives Designated as Cash Flow Hedges	—	142	90
Derivatives Not Designated as Cash Flow Hedges:
Interest rate contracts current	—	3	3
Interest rate contracts long-term	—	14	5
Commodity contracts current	1	—	2
Total Derivatives Not Designated as Cash Flow Hedges	1	17	10
Total Derivatives	$1	$159	$100
The Company has elected to present derivative assets and liabilities on the balance sheet on a trade-by-trade basis and does not offset amounts at the counterparty master agreement level. As of June 30, 2016, and December 31, 2015, there were no offsetting amounts at the counterparty master agreement level or outstanding collateral paid or received.

Accumulated Other Comprehensive Loss
The following table summarizes the effects on the Company’s accumulated OCL balance attributable to interest rate swaps designated as cash flow hedge derivatives, net of tax:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
	(In millions)
Accumulated OCL beginning balance	$(124)	$(96)	$(83)	$(76)
Reclassified from accumulated OCL to income due to realization of previously deferred amounts	3	4	6	7
Mark-to-market of cash flow hedge accounting contracts	(19)	19	(63)	(4)
Accumulated OCL ending balance, net of income tax benefit of $28 and $10, respectively	$(140)	$(73)	$(140)	$(73)
Accumulated OCL attributable to noncontrolling interests	(93)	(57)	(93)	(57)
Accumulated OCL attributable to NRG Yield, Inc.	$(47)	$(16)	$(47)	$(16)
Losses expected to be realized from OCL during the next 12 months, net of income tax benefit of $4	$(19)		$(19)

Amounts reclassified from accumulated OCL into income and amounts recognized in income from the ineffective portion of cash flow hedges are recorded to interest expense. There was no ineffectiveness for the six months ended June 30, 2016, and 2015.
Impact of Derivative Instruments on the Statements of Income
The Company has interest rate derivative instruments that are not designated as cash flow hedges. The effect of interest rate hedges is recorded to interest expense. For the three months ended June 30, 2016, and 2015, the impact to the consolidated statements of income was a loss of $2 million and a gain of $31 million, respectively. For the six months ended June 30, 2016, and 2015, the impact to the consolidated statements of income was a loss of $9 million and a gain of $19 million, respectively.

A portion of the Company’s derivative commodity contracts relates to its Thermal Business for the purchase of fuel commodities based on the forecasted usage of the thermal district energy centers. Realized gains and losses on these contracts are reflected in the fuel costs that are permitted to be billed to customers through the related customer contracts or tariffs and, accordingly, no gains or losses are reflected in the consolidated statements of income for these contracts.
Commodity contracts also hedged the forecasted sale of power for Elbow Creek, Alta X and Alta XI in 2015 until the start of the PPAs. The effect of these commodity hedges was recorded to operating revenues. For the three and six months ended June 30, 2015, the impact to the consolidated statements of income was an unrealized loss of $4 million and an unrealized gain of $3 million, respectively.
See Note 5, Fair Value of Financial Instruments, for a discussion regarding concentration of credit risk.

Accounting for Derivative Instruments and Hedging Activities
ASC 815 requires the Company to recognize all derivative instruments on the balance sheet as either assets or liabilities and to measure them at fair value each reporting period unless they qualify for a NPNS exception. The Company may elect to designate certain derivatives as cash flow hedges, if certain conditions are met, and defer the effective portion of the change in fair value of the derivatives to accumulated OCI, until the hedged transactions occur and are recognized in earnings. The ineffective portion of a cash flow hedge is immediately recognized in earnings. For derivatives that are not designated as cash flow hedges or do not qualify for hedge accounting treatment, the changes in the fair value will be immediately recognized in earnings. Certain derivative instruments may qualify for the NPNS exception and are therefore exempt from fair value accounting treatment. ASC 815 applies to the Company's energy related commodity contracts and interest rate swaps.
Energy-Related Commodities
To manage the commodity price risk associated with its competitive supply activities and the price risk associated with wholesale power sales, the Company may enter into derivative hedging instruments, namely, forward contracts that commit the Company to sell energy commodities or purchase fuels in the future. The objectives for entering into derivatives contracts designated as hedges include fixing the price for a portion of anticipated future electricity sales and fixing the price of a portion of anticipated fuel purchases for the operation of its subsidiaries. As of December 31, 2015, the Company had forward contracts for the purchase of fuel commodities relating to the forecasted usage of the Company’s district energy centers extending through 2018. At December 31, 2015, these contracts were not designated as cash flow or fair value hedges.
Also, as of December 31, 2015, the Company had other energy-related contracts that did not meet the definition of a derivative instrument or qualified for the NPNS exception and were therefore exempt from fair value accounting treatment as follows:

•	Power tolling contracts through 2039, and

•	Natural gas transportation contracts through 2028.
Interest Rate Swaps
The Company is exposed to changes in interest rates through the issuance of variable rate debt. In order to manage interest rate risk, it enters into interest rate swap agreements.
As of December 31, 2015, the Company had interest rate derivative instruments on non-recourse debt extending through 2031, most of which are designated as cash flow hedges.
Volumetric Underlying Derivative Transactions
The following table summarizes the net notional volume buy/(sell) of the Company's open derivative transactions broken out by commodity as of December 31, 2015, and 2014:

		Total Volume
		December 31, 2015	December 31, 2014
Commodity	Units	(In millions)
Natural Gas	MMBtu	4	2
Interest	Dollars	$1,991	$3,059
The decrease in the interest rate position is primarily the result of settling the Alta X and Alta XI interest rate swaps in connection with the repayment of the outstanding project-level debt during the second quarter of 2015, as further described in Note 9, Long-term Debt.
Fair Value of Derivative Instruments
There were no derivative asset positions on the balance sheet as of December 31, 2015. The following table summarizes the fair value within the derivative instrument valuation on the balance sheet:

	Fair Value
	Derivative Assets	Derivative Liabilities
	December 31, 2014	December 31, 2015	December 31, 2014
	(In millions)
Derivatives Designated as Cash Flow Hedges:
Interest rate contracts current	$—	$34	$44
Interest rate contracts long-term	2	56	57
Total Derivatives Designated as Cash Flow Hedges	2	90	101
Derivatives Not Designated as Cash Flow Hedges:
Interest rate contracts current	—	3	5
Interest rate contracts long-term	—	5	20
Commodity contracts current	2	2	3
Total Derivatives Not Designated as Cash Flow Hedges	2	10	28
Total Derivatives	$4	$100	$129

The Company has elected to present derivative assets and liabilities on the balance sheet on a trade-by-trade basis and does not offset amounts at the counterparty master agreement level. As of December 31, 2015, there were no offsetting amounts at the counterparty master agreement level or outstanding collateral paid or received. As of December 31, 2014, there was no outstanding collateral paid or received. The following table summarizes the offsetting of derivatives by counterparty master agreement level as of December 31, 2014:

	Gross Amounts Not Offset in the Statement of Financial Position
As of December 31, 2014	Gross Amounts of Recognized Assets/Liabilities	Derivative Instruments	Net Amount
Commodity contracts:	(In millions)
Derivative assets	$2	$—	$2
Derivative liabilities	(3)	—	(3)
Total commodity contracts	(1)	—	(1)
Interest rate contracts:
Derivative assets	2	(2)	—
Derivative liabilities	(126)	2	(124)
Total interest rate contracts	(124)	—	(124)
Total derivative instruments	$(125)	$—	$(125)

Accumulated Other Comprehensive Loss
The following table summarizes the effects on the Company’s accumulated OCL balance attributable to interest rate swaps designated as cash flow hedge derivatives, net of tax:

	Year ended December 31,
	2015	2014	2013
	(In millions)
Accumulated OCL beginning balance	$(76)	$(16)	$(68)
Reclassified from accumulated OCL to income due to realization of previously deferred amounts	14	14	14
Mark-to-market of cash flow hedge accounting contracts	(21)	(74)	38
Accumulated OCL ending balance, net of income tax benefit of $16, $6 and $1, respectively	$(83)	$(76)	$(16)
Accumulated OCL attributable to noncontrolling interests	(56)	(67)	(16)
Accumulated OCL attributable to NRG Yield, Inc.	$(27)	$(9)	$—
Losses expected to be realized from OCL during the next 12 months, net of income tax benefit of $3	$14

Amounts reclassified from accumulated OCL into income and amounts recognized in income from the ineffective portion of cash flow hedges are recorded to interest expense. There was no ineffectiveness for the years ended December 31, 2015, 2014 and 2013.
Impact of Derivative Instruments on the Statements of Operations
The Company has interest rate derivative instruments that are not designated as cash flow hedges. The effect of interest rate hedges is recorded to interest expense. For the years ended December 31, 2015, and 2014, the impact to the consolidated statements of operations was a gain of $16 million and a loss of $22 million, respectively.

A portion of the Company’s derivative commodity contracts relates to its Thermal Business for the purchase of fuel commodities based on the forecasted usage of the thermal district energy centers. Realized gains and losses on these contracts are reflected in the fuel costs that are permitted to be billed to customers through the related customer contracts or tariffs and, accordingly, no gains or losses are reflected in the consolidated statements of operations for these contracts.
Commodity contracts also hedge the forecasted sale of power for the Elbow Creek wind facility. The effect of these commodity hedges is recorded to operating revenues. For the years ended December 31, 2015, and 2014, the impact to the consolidated statements of operations was an unrealized loss of $2 million and gain of $2 million respectively.
See Note 6, Fair Value of Financial Instruments, for discussion regarding concentration of credit risk.